Goodwill (Schedule of Goodwill By Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Gross carrying value	$ 856,923
Cumulative amortization	(6,134)
Cumulative impairment losses	(165,479)
Goodwill, net	685,310	$ 685,310
Las Vegas Locals
Goodwill [Line Items]
Gross carrying value	378,192
Cumulative amortization	0
Cumulative impairment losses	(165,479)
Goodwill, net	212,713
Downtown Las Vegas
Goodwill [Line Items]
Gross carrying value	6,997
Cumulative amortization	(6,134)
Cumulative impairment losses	0
Goodwill, net	863
Peninsula
Goodwill [Line Items]
Gross carrying value	471,734
Cumulative amortization	0
Cumulative impairment losses	0
Goodwill, net	$ 471,734